Noncontrolling Interests - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2015	May 31, 2016	Apr. 30, 2016	Nov. 30, 2015	May 31, 2015
Koolearn Corporation [Member]
Noncontrolling Interest [Line Items]
Ordinary shares issued	5,000,000
Cash consideration received on issuance of equity	$ 3,752
Noncontrolling interest, equity percentage					5.90%
Beijing New Road Information Consulting Services Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest, equity percentage	49.00%
Noncontrolling interest, ownership percentage by parent	51.00%
Beijing New Oriental Xuncheng Network Technology Company Limited [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest, equity percentage			12.50%	21.00%
Noncontrolling interest, ownership percentage by parent		69.12%
Jinzhou New Oriental Training School [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest, equity percentage			40.00%
Noncontrolling interest, ownership percentage by parent			60.00%